Acquisitions (Tables)	12 Months Ended
Dec. 31, 2012
Acquisitions
Acquired Assets and Liabilities Recorded at Fair Market Value

The acquisition was recorded using the purchase method of accounting and, accordingly, the acquired assets and liabilities were recorded at their fair market value at the date of acquisition as follows:

	Value	Amortization period
Net assets acquired	$466,809
Intangible assets
Lease agreement	17,484,332	7-9 years
Customer base	6,170,136	5-10 years
Trademark	855,131	N/A
Non-compete agreement	253,628	3 years
Goodwill	19,731,162
Less: Noncontrolling interest	(19,102,245)
Deferred tax liabilities associated with acquired intangible assets	(5,977,024)

Total	$19,881,929